Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.5%)
	Peabody Energy Corp.	654,119	11,879
[1]	Arch Resources Inc.	98,775	10,208
	CONSOL Energy Inc.	188,179	10,154
*,1	Uranium Energy Corp.	2,093,726	5,423
*	Centrus Energy Corp. Class A	104,677	3,087
	Enviva Inc.	196,878	1,729
			42,480
Integrated Oil & Gas (41.3%)
	Exxon Mobil Corp.	19,024,697	1,943,944
	Chevron Corp.	9,061,076	1,364,779
	Occidental Petroleum Corp.	4,586,037	264,431
			3,573,154
Oil & Gas Drilling (1.1%)
*	Transocean Ltd. (XNYS)	3,693,480	21,127
*	Noble Corp. plc	544,309	20,542
*	Valaris Ltd.	322,505	18,618
	Helmerich & Payne Inc.	559,746	17,285
	Patterson-UTI Energy Inc.	1,178,123	11,475
*	Diamond Offshore Drilling Inc.	665,807	7,291
*	Nabors Industries Ltd. (XNYS)	54,881	4,593
			100,931
Oil & Gas Equipment & Services (9.2%)
	Schlumberger NV	7,245,103	310,308
	Baker Hughes Co. Class A	5,157,527	140,543
	Halliburton Co.	4,601,806	131,842
*	TechnipFMC plc	2,281,078	29,973
	NOV Inc.	2,041,671	28,726
	ChampionX Corp.	1,070,844	27,050
*	Weatherford International plc	339,766	19,176
*	Tidewater Inc.	267,361	11,980
	Cactus Inc. Class A	335,479	10,594
	Liberty Energy Inc. Class A	833,898	9,790
*	Oceaneering International Inc.	592,805	9,076
*	NexTier Oilfield Solutions Inc.	1,144,690	8,631
	Archrock Inc.	884,973	7,965
*	Expro Group Holdings NV	460,088	7,633
	Core Laboratories Inc.	312,615	6,837
*	Helix Energy Solutions Group Inc.	934,809	5,871
*	US Silica Holdings Inc.	504,979	5,721
*	Dril-Quip Inc.	231,201	5,167
	RPC Inc.	558,711	3,715

		Shares	Market Value ($000)
*	ProPetro Holding Corp.	545,142	3,636
*	Bristow Group Inc.	132,210	3,233
*	DMC Global Inc.	184,121	2,986
	Select Energy Services Inc.	394,659	2,865
*,1	ProFrac Holding Corp. Class A	145,500	1,633
			794,951
Oil & Gas Exploration & Production (28.0%)
	ConocoPhillips	5,994,009	595,205
	EOG Resources Inc.	2,998,658	321,726
	Pioneer Natural Resources Co.	1,192,161	237,765
	Devon Energy Corp.	3,334,246	153,709
	Hess Corp.	1,209,042	153,149
	Diamondback Energy Inc.	878,137	111,655
	Coterra Energy Inc.	4,042,345	93,985
	Marathon Oil Corp.	3,515,178	77,896
	APA Corp.	1,680,035	53,391
	EQT Corp.	1,533,452	53,318
	Chesapeake Energy Corp.	581,759	43,777
	Ovintiv Inc. (XNYS)	1,302,564	43,076
	Texas Pacific Land Corp.	31,548	41,129
	Range Resources Corp.	1,375,300	37,642
	PDC Energy Inc.	506,362	34,747
	Chord Energy Corp.	210,956	30,175
*	Antero Resources Corp.	1,425,123	29,087
	Matador Resources Co.	618,671	27,203
	Murphy Oil Corp.	775,288	26,980
*	Southwestern Energy Co.	5,580,405	26,619
*	Denbury Inc.	266,850	24,062
	Civitas Resources Inc.	303,817	20,295
	Magnolia Oil & Gas Corp. Class A	920,001	17,784
	SM Energy Co.	658,032	17,300
*	CNX Resources Corp.	1,038,992	16,052
*	Kosmos Energy Ltd.	2,529,645	15,077
	Permian resources Corp. Class A	1,259,914	11,755
	Northern Oil and Gas Inc.	385,088	11,518
	California Resources Corp.	300,241	11,271
[1]	Sitio Royalties Corp. Class A	420,680	10,719
	Viper Energy Partners LP	350,941	9,047
*	Callon Petroleum Co.	290,215	8,889
*	Gulfport Energy Corp.	80,719	7,831
*	Talos Energy Inc.	558,883	6,880
[1]	Comstock Resources Inc.	687,163	6,404
[1]	Kimbell Royalty Partners LP	363,785	5,359
	Ranger Oil Corp. Class A	137,519	5,054
*,1	Earthstone Energy Inc. Class A	347,347	4,172
*,1	Tellurian Inc.	3,294,377	3,986
*	Vital Energy Inc.	80,486	3,339
*	W&T Offshore Inc.	775,840	3,002
	Berry Corp.	474,786	2,991
[1]	Crescent Energy Inc. Class A	316,051	2,974
	Vitesse Energy Inc.	105,672	2,440
			2,420,435
Oil & Gas Refining & Marketing (9.6%)
	Marathon Petroleum Corp.	2,650,043	278,016
	Phillips 66	2,421,669	221,849
	Valero Energy Corp.	2,026,916	216,961
	HF Sinclair Corp.	844,913	35,013

		Shares	Market Value ($000)
	PBF Energy Inc. Class A	585,897	21,567
*	Green Plains Inc.	347,322	10,072
	World Fuel Services Corp.	368,554	8,429
	Delek US Holdings Inc.	378,358	8,332
*	Par Pacific Holdings Inc.	310,896	6,628
*	Clean Energy Fuels Corp.	1,201,497	4,830
	CVR Energy Inc.	201,341	4,714
*	REX American Resources Corp.	133,030	4,382
*,1	Vertex Energy Inc.	555,960	3,597
*,1	Gevo Inc.	2,088,447	2,694
			827,084
Oil & Gas Storage & Transportation (9.8%)
	Williams Cos. Inc.	6,212,923	178,062
	Cheniere Energy Inc.	1,241,494	173,524
	Kinder Morgan Inc.	10,314,542	166,167
	ONEOK Inc.	2,280,349	129,205
	Targa Resources Corp.	1,098,380	74,745
	DTE Midstream LLC	512,329	23,291
	Equitrans Midstream Corp.	2,291,011	19,542
	Antero Midstream Corp.	1,702,460	17,382
*,1	Plains GP Holdings LP Class A	1,098,843	14,944
*	EnLink Midstream LLC	1,449,925	14,151
[1]	Hess Midstream LP Class A	342,465	9,551
	International Seaways Inc.	227,805	8,212
	New Fortress Energy Inc.	304,742	8,006
[1]	Kinetik Holdings Inc. Class A	138,530	4,506
*,1	NextDecade Corp.	576,666	3,201
	Excelerate Energy Inc. Class A	153,209	2,844
			847,333
Total Common Stocks (Cost $8,348,919)			8,606,368
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $40,854)	408,603	40,852
Total Investments (100.0%) (Cost $8,389,773)			8,647,220
Other Assets and Liabilities—Net (0.0%)			(3,709)
Net Assets (100.0%)			8,643,511
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $36,323,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $40,783,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
EQT Corp.	8/31/23	BANA	10,431	(5.054)	—	—
Hess Corp.	1/31/24	GSI	26,928	(5.074)	—	(1,655)
					—	(1,655)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At May 31, 2023, the counterparties had deposited in segregated accounts cash of $80,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,606,368	—	—	8,606,368
Temporary Cash Investments	40,852	—	—	40,852
Total	8,647,220	—	—	8,647,220
Derivative Financial Instruments
Liabilities
Swap Contracts	—	1,655	—	1,655